Expenses from Ordinary Activities	12 Months Ended
Jun. 30, 2021
Disclosure of expenses [text block] [Abstract]
EXPENSES FROM ORDINARY ACTIVITIES

3. EXPENSES FROM ORDINARY ACTIVITIES

	Years Ended June 30,
	2021	2020	2019

Research and Development Expenses (1)
Employee expenses	2,169,420	2,698,139	2,645,512
Other research and development expenses	10,114,428	7,400,300	10,337,673

General and Administration Expenses
Depreciation on fixed assets	18,662	25,988	29,696
Depreciation on leased assets	56,707	86,439	-
Employee expenses (non R&D related)	1,556,078	617,889	735,775
Consultant and director expenses	852,369	742,390	1,477,369
Audit, internal control and other assurance expenses	220,198	217,506	208,972
Corporate compliance expenses	692,895	384,705	470,294
Insurance expenses	531,877	628,060	448,769
Office rental	87,612	72,757	132,836
Other administrative and office expenses	718,520	670,405	804,641
Share based payment expenses	1,950,563	-	-
Corporate advisory expenses	252,361	-	-

Other gains and losses
Foreign exchange (gain)/loss	297,111	(333,055)	(349,064)

(1)	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.